SIGNIFICANT ACCOUNTING POLICIES - Amortization (Details)	12 Months Ended
Dec. 31, 2016
Capitalized software | Cost of sales | Maximum
Intangible assets
Amortization period	3 years
Capitalized software | SG&A expense | Maximum
Intangible assets
Amortization period	3 years
Other intangible assets | Minimum
Intangible assets
Amortization period	1 year
Other intangible assets | Maximum
Intangible assets
Amortization period	7 years